Financial Instruments and Risk Management - Schedule of Detailed Information About Hedged Items by Risk Category (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Detailed Information About Borrowings [Line Items]
Cash flow hedge reserve	£ (628)	£ (308)
Derivative Financial Instruments Assets
Disclosure Of Detailed Information About Borrowings [Line Items]
Line item in the statement of financial position where the hedged item is included		Derivative financial instruments
Carrying amount of the hedged item		£ 2
Derivative Financial Instruments Liabilities
Disclosure Of Detailed Information About Borrowings [Line Items]
Carrying amount of the hedged item		£ 49
Line item in the statement of financial position where the hedged item is included		Derivative financial instruments
Changes in fair value used for calculating hedge ineffectiveness		£ 1
Cash flow hedge reserve		(1)
Fair Value Hedges
Disclosure Of Detailed Information About Borrowings [Line Items]
Carrying amount of the hedged item	5,356	5,136
Accumulated amount of fair value hedge adjustments on the hedged item included in the carrying amount of the hedged item	£ 173	£ 210
Line item in the statement of financial position where the hedged item is included	Borrowings	Borrowings
Changes in fair value used for calculating hedge ineffectiveness	£ (57)	£ (9)
Cash Flow Hedges
Disclosure Of Detailed Information About Borrowings [Line Items]
Carrying amount of the hedged item	£ 2,816	£ 4,013
Line item in the statement of financial position where the hedged item is included	Borrowings	Borrowings
Changes in fair value used for calculating hedge ineffectiveness	£ 155	£ 163
Cash flow hedge reserve	£ 139	£ 105